SIGNIFICANT ACCOUNTING POLICIES - Services Costs (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
SIGNIFICANT ACCOUNTING POLICIES
Deferred services transition and setup costs	$ 2,121	$ 2,072
Estimated amortization of deferred services transition and setup costs for 2018	695
Estimated amortization of deferred services transition and setup costs for 2019	517
Estimated amortization of deferred services transition and setup costs for 2020	354
Estimated amortization of deferred services transition and setup costs for 2021	232
Estimated amortization of deferred services transition and setup costs thereafter	323
Deferred amounts paid to clients in excess of the fair value of acquired assets used in outsourcing arrangements	163	$ 160
Estimated amortization of deferred amounts paid to clients in excess of the fair value of acquired assets for 2018	65
Estimated amortization of deferred amounts paid to clients in excess of the fair value of acquired assets for 2019	51
Estimated amortization of deferred amounts paid to clients in excess of the fair value of acquired assets for 2020	29
Estimated amortization of deferred amounts paid to clients in excess of the fair value of acquired assets for 2021	13
Estimated amortization of deferred amounts paid to clients in excess of the fair value of acquired assets thereafter	$ 5